Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other Income [Abstract]
Summary of Other Income

	2023	2022	2021
	S$’000	S$’000	S$’000

Interest income	7,898	1,716	456
Government grants
- Job Support Scheme	—	—	863
- Job Growth Incentive	—	970	—
- Others	212	68	140
Rent concession	1	3	141
Refund of indirect tax penalty	527	—	—
Others	82	30	123
	8,720	2,787	1,723